Expense Example {- Fidelity Emerging Markets Discovery Fund} - 10.31 Fidelity Emerging Markets Discovery Fund - AMCIZ PRO-15 - Fidelity Emerging Markets Discovery Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Emerging Markets Discovery Fund: Class A
Expense Example:
1 year	$ 718
3 years	1,019
5 years	1,341
10 years	2,252
Fidelity Advisor Emerging Markets Discovery Fund: Class M
Expense Example:
1 year	523
3 years	885
5 years	1,271
10 years	2,351
Fidelity Advisor Emerging Markets Discovery Fund: Class C
Expense Example:
1 year	328
3 years	703
5 years	1,205
10 years	2,394
Fidelity Advisor Emerging Markets Discovery Fund: Class I
Expense Example:
1 year	121
3 years	378
5 years	654
10 years	1,443
Fidelity Advisor Emerging Markets Discovery Fund: Class Z
Expense Example:
1 year	107
3 years	334
5 years	579
10 years	$ 1,283